Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis
	As at June 30, 2025		As at December 31, 2024		Fair value level
USD'000	Carrying amount	Fair value	Carrying amount	Fair value		Note ref.
Recurring fair value measurements
Available-for-sale debt securities, noncurrent	127	127	—	—	3	17

Nonrecurring fair value measurements
Accounts receivable	6,663	6,663	3,825	3,825	3	8
Accounts payable	13,951	13,951	10,073	10,073	3	19
Notes payable	1,907	1,907	4,828	4,828	3	20
Indebtedness to related parties, noncurrent	3,531	3,531	3,105	3,105	3	22